Consolidated Statement of Shareholders' Equity (USD $)	Total	Ordinary shares [Member]	Paid - in capital [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2010
Balance (in shares) at Dec. 31, 2010
Shares effectively issued to founder	30,001	3,125	26,876
Shares effectively issued to founder (in shares)		3,125,000
Contributions By Founder:
Net loss/ income	(1,465)			(1,465)
Balance at Dec. 31, 2011	28,536	3,125	26,876	(1,465)
Balance (in shares) at Dec. 31, 2011		3,125,000
Contributions By Founder:
Contribution by founder	98,560		98,560
Net loss/ income	321,316			321,316
Balance at Dec. 31, 2012	448,412	3,125	125,436	319,851
Balance (in shares) at Dec. 31, 2012		3,125,000
Contributions By Founder:
Cash	40,000		40,000
General and administrative expenses	131,950		131,950
Oil and gas assets	3,009,832		3,009,832
Outstanding shares of Lone Oak Acquisition Corporation at the time of the time of the reverse merger	5,183,457	1,705	5,181,752
Outstanding shares of Lone Oak Acquisition Corporation at the time of the time of the reverse merger (in shares)		1,704,826
Net loss/ income	191,719			191,719
Balance at Dec. 31, 2013	9,005,370	4,830	8,488,970	511,570
Balance (in shares) at Dec. 31, 2013		4,829,826
Contributions By Founder:
Net loss/ income	218,320			218,320
Balance at Mar. 31, 2014	$ 9,223,690	$ 4,830	$ 8,488,970	$ 729,890
Balance (in shares) at Mar. 31, 2014		4,829,826